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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
(No. 002-34393)	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 151	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
(No. 811-01879)	☑

Amendment No. 134	☑
(Check appropriate box or boxes.)
JANUS INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)
151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices)                    (Zip Code)

Registrant’s Telephone Number, including Area Code:	303-333-3863

Stephanie Grauerholz-Lofton — 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☑	on May 13, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
(Post-Effective Amendment No. 147)

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
Post-Effective Amendment No. 140 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 123 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on February 11, 2011 (the “Amendment”), and pursuant to that paragraph would become effective on April 29, 2011. Post-Effective Amendment No. 147 under the 1933 Act and Amendment No. 130 under the 1940 Act was filed pursuant to Rule 485(b) on April 28, 2011, designating May 6, 2011 as a new effective date for the Amendment.
This Post-Effective Amendment No. 151 under the 1933 Act and Amendment No. 134 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating May 13, 2011 as the new date upon which the Amendment shall become effective.
This Post-Effective Amendment No. 151 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 140.
The Registrant is a series fund with multiple series and classes currently established. This post-effective amendment is not intended to update or amend the prospectuses or statements of additional information of any series or classes except as described above. Without limiting the foregoing, this amendment does not amend nor affect Post-Effective Amendment No. 144 to the Registrant’s Registration Statement adding the series Janus Asia Equity Fund, filed pursuant to Rule 485(a)(2) on April 15, 2011.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 5th day of May, 2011.

By:	/s/ Robin C. Beery
Robin C. Beery, President and
Chief Executive Officer

     Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robin C. Beery	President and Chief Executive Officer	May 5, 2011

Robin C. Beery	(Principal Executive Officer)

/s/ Jesper Nergaard	Vice President, Chief Financial	May 5, 2011

Jesper Nergaard	Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Signature	Title	Date

William F. McCalpin*	Chairman and Trustee	May 5, 2011

William F. McCalpin

Jerome S. Contro*	Trustee	May 5, 2011

Jerome S. Contro

William D. Cvengros*	Trustee	May 5, 2011

William D. Cvengros

John P. McGonigle*	Trustee	May 5, 2011

John P. McGonigle

Dennis B. Mullen*	Trustee	May 5, 2011

Dennis B. Mullen

James T. Rothe*	Trustee	May 5, 2011

James T. Rothe

William D. Stewart*	Trustee	May 5, 2011

William D. Stewart

Linda S. Wolf*	Trustee	May 5, 2011

Linda S. Wolf

/s/ Stephanie Grauerholz-Lofton

*By:	Stephanie Grauerholz-Lofton
Attorney-in-Fact
Pursuant to Powers of Attorney, dated April 11, 2008, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009; Power of Attorney, dated June 24, 2010, incorporated by reference to Exhibit (q)(4) to Post-Effective Amendment No. 132, filed on July 30, 2010; and Power of Attorney, dated January 5, 2011, incorporated by reference to Exhibit (q)(5) to Post-Effective Amendment No. 138, filed on January 28, 2011